OTHER OPERATING INCOME (EXPENSES), NET (Tables)	12 Months Ended
Dec. 31, 2023
Other operating income (expenses), net [Abstract]
Schedule of Other Operating Income (Expenses), Net

	Year ended December 31,
	2023	2022	2021

Results of sundry assets	8,165	8,177	8,558
Gain from the agreement related to the post-retirement benefits from Usiminas	108,696	—	—
Provision for legal claims and other matters (Note 19 and 25 (i) and (ii))	59,649	1,069	—
Other operating income (1)	—	5,735	40,587

Other operating income	176,510	14,981	49,145

Provision for legal claims and other matters (Note 19 and 25 (i) and (ii))	—	—	(11,761)
Impairment charge (2)	(42,316)	(99,000)	—
Reversal of the asset in connection with the slab commitment agreement (Note 4 (e) (6))	—	—	(11,798)
Other operating expense (1)	(23,857)	—	—

Other operating expense	(66,173)	(99,000)	(23,559)

Other operating income (expenses), net	110,337	(84,019)	25,586
(1) For the year ended December 31, 2023, it includes the value update of certain tax liabilities in Usiminas of $10,000. For the year ended December 31, 2021, it includes the recovery of certain tax credits in Brazil of $27,200.
(2) For the year ended December 31, 2023, see note 4(e)(2). For the year ended December 31, 2022, see note 4(f).